Investments in associates and joint ventures (Tables)	12 Months Ended
Jun. 30, 2019
Investments In Associates and Joint Ventures [Abstract]
Schedule of Group's investments in joint ventures

Changes of the Group’s investments in associates and joint ventures for the fiscal years ended June 30, 2019 and 2018 were as follows:

	June 30, 2019	June 30, 2018
Beginning of the year	36,507	17,575
Adjustments of previous years (IFRS 9 and 15)	(107)	-
Increase in equity interest in associates and joint ventures	488	658
Issuance of capital and contributions	92	196
Capital reduction	(470)	(513)
Decrease of interest in associate	(5,022)	(526)
Share of loss	(4,889)	(2,444)
Transfer to borrowings to associates (i)	-	(330)
Currency translation adjustment	(283)	2,111
Incorporation of deconsolidated subsidiary, net	-	20,481
Dividends (ii)	(1,202)	(529)
Distribution for associate liquidation	-	(112)
Reclassification to held-for-sale	-	(86)
Others	(79)	26
End of the year (iii)	25,035	36,507

(i)	Corresponds to a reclassification made at the time of formalizing the loan repayment terms with the associate in the Operations Center in Israel.
(ii)	See Note 29.
(iii)	Includes Ps. (6,058) and Ps. (3,815) reflecting interests in companies with negative equity as of June 30, 2019 and 2018, respectively, which are disclosed in “Provisions” (see Note 18).

Schedule of additional information related to the Groups investment

Below is a detail of the investments and the values of the stake held by the Group in associates and joint ventures for the years ended as of June 30, 2019 and 2018, as well as the Group's share of the comprehensive results of these companies for the years ended on June 30, 2019, 2018 and 2017:

	% ownership interest			Value of Group's interest in equity		Group's interest in comprehensive income / (loss)
Name of the entity	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2019	June 30, 2018	June 30, 2019	June 30, 2018	June 30, 2017
Associates
New Lipstick (1)	49.96%	49.90%	49.90%	(6,058)	(3,815)	(2,238)	(3,703)	(4,794)
BHSA	29.91%	29.91%	30.66%	3,114	5,103	(1,687)	291	(885)
Condor	18.89%	28.10%	28.72%	974	1,083	27	417	907
PBEL	45.40%	45.40%	45.40%	1,385	1,632	(82)	291	528
Shufersal	26.02%	33.56%	N/A	16,102	19,856	208	N/A	N/A
Other associates	N/A	N/A	N/A	2,342	4,127	(725)	188	(1,009)
Joint ventures
Quality	50.00%	50.00%	50.00%	1,308	1,665	(408)	613	1,090
La Rural SA	50.00%	50.00%	50.00%	71	272	101	(31)	28
Mehadrin	45.41%	45.41%	45.41%	3,390	3,535	(78)	893	30
Other joint ventures	N/A	N/A	N/A	2,407	3,049	(290)	708	1,199
Total associates and joint ventures				25,035	36,507	(5,172)	(333)	(2,906)

				Latest financial statements issued
Name of the entity	Place of business / Country of incorporation	Main activity	Common shares 1 vote	Share capital (nominal value)	Profit / (loss) for the year	Shareholders' equity
Associates
New Lipstick (1)	US	Real estate	N/A	-	(31)	(210)
BHSA (2)	Argentina	Financial	48,689,072	(***)1,500	(***)1,698	(***)10,496
Condor (3)	US	Hotel	2,198,225	N/A	4	107
PBEL	India	Real estate	450	(**)1	(20)	512
Shufersal (6)	Israel	Retail	79,282,087	242	254	1,859
Other associates			N/A	N/A	N/A	N/A
Joint ventures
Quality (4)	Argentina	Real estate	120,827,022	326	(816)	2,571
La Rural S,A,	Argentina	Organization of events	714,498	1	227	72
Mehadrin (5)	Israel	Agriculture	1,509,889	(**)3	32	611
Other joint ventures			N/A	N/A	N/A	N/A

(1)	On March 4, 2019, Metropolitan, a subsidiary of New Lipstick, has renegotiated its debt without recourse to IRSA and it has been reconfigured with a balance of US$ 11MM. Said debt must be canceled on April 30, 2021.

In June 2019, an Escrow Agreement was signed for the sum of US$ 5.1 million, through which an option was acquired to purchase the controlling stake on one of the lands on which the Lipstick building is built. This option expired on August 30, so the seller has the right to collect the deposit. The company will continue negotiations, trying to obtain funding sources that allow us to execute the purchase.

(2)

BHSA is a commercial bank of comprehensive services that offers a variety of banking and financial services for individuals, small and medium businesses and large companies. The market price of the share is 17.15 pesos per share. The effect of the treasury shares in the BHSA portfolio is considered for the calculation.

(3)	Condor is an investment company focused on US hotels. The price of its shares as of June 30, 2019 is US$ 9.07 per share.
(4)	Quality is dedicated to the exploitation of the San Martín property (former property of Nobleza Piccardo S.A.I.C. and F.).
(5)	Mehadrin is a company dedicated to the production and export of citrus, fruits and vegetables. The Group has entered into a Joint - Venture agreement in relation to this company. The price of its shares as of June 30, 2019 is NIS 20.40 per share.
(6)	Shufersal is a company that has supermarkets and pharmacies in Israel, the market price of the share is NIS 2,385 as of June 30, 2019.

(*)	Amounts in millions of US Dollars under USGAAP. Condor's year-end falls on December 31, so the Group estimates their interest with a three-month lag, including material adjustments, if any.
(**)	Amounts in millions of NIS.
(***)	The balances as of June 30, 2019 correspond to the Financial Statements of BHSA prepared in accordance with BCRA standards.

Schedule of financial information of the joint ventures considered to be material

Set out below is summarized financial information of the associates and joint ventures considered to be material to the Group:

	Current Assets	Non-current Assets	Current Liabilities	Non-current Liabilities	Net assets	% of ownership interest held	Interest in associate and joint venture	Goodwill and others	Book value
As of 06,30,19
Associates
BHSA (iii)	61,440	22,382	62,630	10,696	10,496	29.91%	3,139	25	3,114
PBEL	2,220	597	442	8,486	(6,111)	45.00%	(2,750)	4,135	1,385
Shufersal	36,202	62,604	38,278	38,338	22,190	26.02%	5,774	10,328	16,102
Joint ventures
Quality Invest (ii)	17	3,443	83	806	2,571	50.00%	1,286	22	1,308
Mehadrin	8,319	10,718	9,143	2,602	7,292	45.41%	3,311	79	3,390
As of 06,30,18
Associates
BHSA	56,183	24,827	44,697	28,560	7,753	29.91%	2,319	2,784	5,103
PBEL	3,057	650	909	8,506	(5,708)	45.00%	(2,569)	4,201	1,632
Shufersal	34,198	60,060	37,450	34,381	22,427	33.56%	7,527	12,329	19,856
Joint ventures
Quality Invest (ii)	7	4,387	100	1,008	3,286	50.00%	1,643	22	1,665
Mehadrin	9,905	8,813	7,561	3,855	7,302	45.41%	3,317	218	3,535

	Revenues	Net income / (loss)	Total comprehensive income / (loss)	Dividend distribution	Cash of operating activities	Cash of investing activities	Cash of financing activities	Changes in cash and cash equivalents
Year ended 06,30,19 (i)
Associates
BHSA (iii)	17,006	1,698	1,698	250	7,940	(2,041)	(5,044)	1,689
PBEL	9	(182)	(223)	-	40	167	(214)	(7)
Shufersal	115,894	2,214	2,202	1,713	3,119	(8,067)	977	(3,971)
Joint ventures
Quality Invest (ii)	25	(816)	(816)	-	(87)	-	87	-
Mehadrin	12,125	542	573	-	470	(194)	(883)	(607)
Year ended 06,30,18 (i)
Associates
BHSA	12,300	2,054	2,054	200	2,602	(79)	(821)	1,702
PBEL	8	(552)	(548)	-	(76)	397	(345)	(24)
Shufersal	94,100	1,847	(118)	708	5,906	(7,587)	4,569	2,888
Joint ventures
Quality Invest (ii)	22	1,227	1,227	-	(138)	-	138	-
Mehadrin	11,277	534	541	-	615	40	(110)	545

(i)	Information under GAAP applicable in the associate and joint ventures´ jurisdiction.
(ii)	In March 2011, Quality acquired an industrial plant located in San Martín, Province of Buenos Aires. The facilities are suitable for multiple uses. On January 20, 2015, Quality agreed with the Municipality of San Martin on certain re zoning and other urban planning matters ("the Agreement") to surrender a non-significant portion of the land and a monetary consideration of Ps. 40 million, payable in two installments of Ps. 20 each, the first of which was actually paid on June 30, 2015. In July 2017, the Agreement was amended as follows: 1) a revised zoning plan must be submitted within 120 days as from the amendment date, and 2) the second installment of the monetary considerations was increased to Ps. 71 million payables in 18 equal monthly installments. On March 8, 2018, it was agreed with the well-known Gehl Study (Denmark) - Urban Quality Consultant - the elaboration of a Master Plan, generating a modern concept of New Urban District of Mixed Uses.
(iii)	Information under BCRA Standards except for the book value of the interest in the associate, goodwill and others.